Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party balances and transactions

Note 6 — Related party balances and transactions

Related party transactions and balances

a.	Due from related party:

From time to time, the Company advances funds to Mr. Ban Lor, Chairman and CEO of the Company, for business purposes. The advance is short term in nature. The balance due from Mr. Ban Lor was $102,567 as of December 31, 2018. The advances were fully repaid in April 2019.

For the year ended December 31, 2018, the Company loaned $51,516 to a related party controlled by Mr. Ban Lor’s family. The loan is due in September 2019 with annual interest rate of 5.35%. Subsequently, the loan balance was fully repaid by Mr. Ban Lor in March 2019.

The Company advances funds to Mr. Stewart Lor, CFO of the Company, for business purposes. The advance is short term in nature. The balance due from Mr. Stewart Lor was $3,073 as of December 31, 2017. The advances were fully repaid in August 2018.

b.	Due to related party:

Due to related party mainly represents the unpaid wages and other benefit to Mr. Ban Lor, Chairman and CEO of the Company. The balance due to Mr. Ban Lor was Nil and $615,481 as of December 31, 2018 and December 31, 2017, respectively, which is non-interest bearing, non-collateralized and due on demand.